Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Shareholders' Equity
Shareholders' Equity
8.	SHAREHOLDERS’ EQUITY

Equity Incentive Plans

The Company’s stock-based compensation plans include the NTN Buzztime, Inc. 2019 Performance Incentive Plan (the “2019 Plan”), the NTN Buzztime, Inc. Amended 2010 Performance Incentive Plan (the “2010 Plan”) and the NTN Buzztime, Inc. 2014 Inducement Plan (the “2014 Plan”). The Company’s board of directors designated its nominating and corporate governance/compensation committee as the administrator of the foregoing plans (the “Plan Administrator”). Among other things, the Plan Administrator selects persons to receive awards and determines the number of shares subject to each award and the terms, conditions, performance measures, if any, and other provisions of the award.

The 2019 Plan provides for the issuance of up to 240,000 shares of Company common stock. Awards under the 2019 Plan may be granted to officers, directors, employees and consultants of the Company. Stock options granted under the 2019 Plan may either be incentive stock options or nonqualified stock options, have a term of up to ten years, and are exercisable at a price per share not less than the fair market value on the date of grant. As of September 30, 2020, there were stock options to purchase approximately 2,000 shares of common stock and 98,000 restricted stock units outstanding under the 2019 Plan.

As a result of stockholder approval of the 2019 Plan in June 2019, no future grants will be made under the 2010 Plan. All awards that are outstanding under the 2010 Plan will continue to be governed by the 2010 Plan until they are exercised or expire in accordance with the terms of the applicable award or the 2010 Plan. As of September 30, 2020, there were stock options to purchase approximately 24,000 shares of common stock and 12,000 restricted stock units outstanding under the 2010 Plan.

The 2014 Plan provides for the grant of up to 85,000 share-based awards to a new employee as an inducement material to the new employee entering into employment with the Company and expires in September 2024. As of September 30, 2020, there were no equity grants outstanding under the 2014 Plan.

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC No. 718, Compensation – Stock Compensation. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The fair value of stock options granted is recognized as expense over the requisite service period. Stock-based compensation expense for share-based payment awards is recognized using the straight-line single-option method.

The Company uses the historical stock price volatility as an input to value its stock options under ASC No. 718. The expected term of stock options represents the period of time options are expected to be outstanding and is based on observed historical exercise patterns of the Company, which the Company believes are indicative of future exercise behavior. For the risk-free interest rate, the Company uses the observed interest rates appropriate for the term of time options are expected to be outstanding. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

The Company did not grant any stock options and no options were exercised during the three or nine months ended September 30, 2020. During the three and nine months ended September 30, 2019, the Company granted stock options to purchase approximately 1,000 and 2,000 shares of common stock, respectively, and no options were exercised.

The following weighted-average assumptions were used for stock option awards granted during the three and nine months ended September 30, 2019:

	Three months ended	Nine months ended
	September 30, 2019	September 30, 2019
Weighted average risk-free rate	1.39%	1.70%
Weighted average volatility	95.11%	108.83%
Dividend yield	0.00%	0.00%
Expected term	5.61 years	5.73 years

The Company estimates forfeitures, based on historical activity, at the time of grant and revised if necessary in subsequent periods if actual forfeiture rates differ from those estimates. Stock-based compensation expense for the three months ended September 30, 2020 and 2019 was $53,000 and $63,000, respectively, and $135,000 and $172,000 for the nine months ended September 30, 2020 and 2019, respectively, and is expensed in selling, general and administrative expenses and credited to additional paid-in-capital.

Outstanding restricted stock units (“RSUs”) are settled in an equal number of shares of common stock on the vesting date of the award. An RSU award is settled only to the extent vested. Vesting generally requires the continued employment or service by the award recipient through the respective vesting date. Because RSUs are settled in an equal number of shares of common stock without any offsetting payment by the recipient, the measurement of cost is based on the quoted market price of the stock at the measurement date, which is the grant date. During the three months ended September 30, 2019, the Company granted 30,000 RSUs. No RSUs were granted during the three months ended September 30, 2020. During the nine months ended September 30, 2020 and 2019, the Company granted 172,000 and 77,000 RSUs, respectively. The weighted average grant date fair value of the RSUs awarded during the three months ended September 30, 2019 was $2.76 per RSU. The weighted average grant date fair value of the RSUs awarded during the nine months ended September 30, 2020 and 2019 was $2.51 and $2.95 per RSU, respectively.

During the three months ended September 30, 2019, 30,000 RSUs were awarded as a performance-based award granted to the Company’s former chief executive officer in connection with his resignation. The award would have vested in full upon the effective date of a change in control transaction in which an individual, entity or group acquired all of the Company’s then-outstanding equity interests on or before March 17, 2020, or in which an individual, entity or group acquired 51% of our then-outstanding equity interests on or before March 17, 2020, and then that same individual, entity or group acquired the remaining equity so that it held all of the Company’s then-outstanding equity interests on or before June 17, 2020. Continuing service was not required for vesting to occur. Because a change in control is not considered probable until a change in control occurs, and because the change in control did not occur as discussed above, the Company did not recognize stock compensation expense on this award and this award expired unvested.

In connection with the resignation of the Company’s former chief executive officer, the vesting of 10,000 of his RSUs were accelerated, 5,000 in September 2019 and 5,000 in October 2019. The modification of this award resulted in the Company recognizing stock compensation expense for the accelerated vesting of RSUs in the period in which the accelerated vesting occurred.

With the exception of the performance-based award and the acceleration of vesting of RSUs discussed above, RSUs typically vest over a period of two to three years, generally in monthly or quarterly increments. Some awards may have an initial cliff period of six months before the monthly vesting begins. All outstanding RSUs as of September 30, 2020 are subject to accelerated vesting in the event of a change in control.

The following table shows the number of RSUs that vested and were settled during the three and nine months ended September 30, 2020 and 2019, as well as the number of shares of common stock issued upon settlement. In lieu of paying cash to satisfy withholding taxes due upon the settlement of vested RSUs, an employee may elect to have shares of common stock withheld that would otherwise be issued at settlement, the value of which is equal to the amount of withholding taxes payable.

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Restricted stock units vested and settled	19,000	18,000	39,000	29,000
Common stock issued, net of shares withheld	14,000	13,000	28,000	20,000

11.	Shareholders’ Equity

Registered Direct Offerings

In June 2018, the Company sold approximately 345,000 shares of its common stock at a purchase price of $4.50 per share and received net proceeds of approximately $1,375,000, after deducting estimated offering expenses. The Company used the net proceeds from the offering for general corporate purposes, which included working capital, general and administrative expenses, capital expenditures and implementation of its strategic priorities.

There were no equity offerings during the year ended December 31, 2019.

Equity Incentive Plans

The Company’s stock-based compensation plans include the NTN Buzztime, Inc. 2019 Performance Incentive Plan (the “2019 Plan”), the NTN Buzztime, Inc. Amended 2010 Performance Incentive Plan (the “2010 Plan”) and the NTN Buzztime, Inc. 2014 Inducement Plan (the “2014 Plan”). The Company’s board of directors designated its nominating and corporate governance/compensation committee as the administrator of the foregoing plans (the “Plan Administrator”). Among other things, the Plan Administrator selects persons to receive awards and determines the number of shares subject to each award and the terms, conditions, performance measures, if any, and other provisions of the award.

At the Company’s 2019 Annual Meeting of Stockholders, the Company’s stockholders approved the 2019 Plan, which provides for the issuance of up to 240,000 shares of Company common stock. Awards the under the 2019 Plan may be granted to officers, directors, employees and consultants of the Company. Stock options granted under the 2019 Plan may either be incentive stock options or nonqualified stock options, have a term of up to ten years, and are exercisable at a price per share not less than the fair market value on the date of grant. As of December 31, 2019, there were stock options to purchase approximately 2,000 shares of common stock and 30,000 restricted stock units outstanding under the 2019 Plan.

As a result of stockholder approval of the 2019 Plan, no future grants will be made under the 2010 Plan. All awards that are outstanding under the 2010 Plan will continue to be governed by the 2010 Plan until they are exercised or expire in accordance with the terms of the applicable award or the 2010 Plan. As of December 31, 2019, there were stock options to purchase approximately 55,000 shares of common stock and 27,000 restricted stock units outstanding under the 2010 Plan.

The 2014 Plan provides for the grant of up to 85,000 share-based awards to a new employee as an inducement material to the new employee entering into employment with the Company and expires in September 2024. As of December 31, 2019, there were stock options to purchase approximately 85,000 shares of common stock and no restricted stock units outstanding under the 2014 Plan.

Stock-Based Compensation Valuation Assumptions

The Company records stock-based compensation in accordance with ASC No. 718, Compensation – Stock Compensation. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The fair value of stock options granted is recognized as expense over the requisite service period. Stock-based compensation expense for share-based payment awards is recognized using the straight-line single-option method. On January 1, 2019, the Company adopted ASU No. 2018-07, Compensation – Stock Compensation (Topic 718) – Improvements to Nonemployee Share-Based Payment Accounting. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

The Company uses the historical stock price volatility as an input to value its stock options under ASC No. 718. The expected term of stock options represents the period of time options are expected to be outstanding and is based on observed historical exercise patterns of the Company, which the Company believes are indicative of future exercise behavior. For the risk-free interest rate, the Company uses the observed interest rates appropriate for the term of time options are expected to be outstanding. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

The following weighted-average assumptions were used for grants issued during 2019 and 2018 under the ASC No. 718 requirements:

	2019	2018
Weighted average risk-free rate	1.68%	2.87%
Weighted average volatility	105.53%	113.20%
Dividend yield	0.00%	0.00%
Expected term	5.37 years	7.06 years

The Company estimates forfeitures, based on historical activity, at the time of grant and revised if necessary in subsequent periods if actual forfeiture rates differ from those estimates. Stock-based compensation expense for employees during the years ended December 31, 2019 and 2018 was $206,000 and $443,000, respectively, and is expensed in selling, general and administrative expenses and credited to the additional paid-in-capital account.

Stock Option Activity

The following table summarizes stock option activities for the years ended December 31, 2019 and 2018:

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding January 1, 2018	156,000	$17.74	$7.12	$-
Granted	2,000	4.44	-	-
Exercised	-	-	-	-
Cancelled	(6,000)	10.42	-	-
Forfeited	(4,000)	6.38	-	-
Expired	(1,000)	16.00	-	-
Outstanding December 31, 2018	147,000	18.20	6.08	-
Granted	3,000	3.15	-	-
Exercised	-	-	-	-
Cancelled	(6,000)	13.32	-	-
Forfeited	(2,000)	6.24	-	-
Expired	-	-	-	-
Outstanding December 31, 2019	142,000	$18.26	5.14	$-
Options vested and exercisable at December 31, 2019	140,000	$18.43	5.10	$-

The per share weighted average grant-date fair value of stock options granted during the years ended December 31, 2019 and 2018 was $2.49 and $3.90, respectively.

As of December 31, 2019, the unamortized stock based compensation expense related to outstanding unvested options was approximately $8,000 with a weighted average remaining requisite service period of 0.9 years. The Company expects to amortize this expense over the remaining requisite service period of these stock options. A deferred tax asset generally would be recorded related to the expected future tax benefit from the exercise of the non-qualified stock options. However, due to a history of net operating losses (“NOLs”), a full valuation allowance has been recorded related to the tax benefit for non-qualified stock options.

Restricted Stock Unit Activity

Outstanding restricted stock units are settled in an equal number of shares of common stock on the vesting date of the award. A stock unit award is settled only to the extent vested. Vesting generally requires the continued employment or service by the award recipient through the respective vesting date. Because restricted stock units are settled in an equal number of shares of common stock without any offsetting payment by the recipient, the measurement of cost is based on the quoted market price of the stock at the measurement date, which is the grant date. The weighted average grant date fair value of the restricted stock units awarded during the years ended December 31, 2019 and 2018 was $3.35 and $5.13 per restricted stock unit, respectively.

During the year ended December 31, 2019, 30,000 restricted stock units were awarded as a performance-based award granted to the Company’s former chief executive officer in connection with his resignation. The award will vest in full upon the effective date of a change in control transaction in which an individual, entity or group acquires all of the Company’s then-outstanding equity interests on or before March 17, 2020, or in which an individual, entity or group acquires 51% of our then-outstanding equity interests on or before March 17, 2020, and then that same individual, entity or group acquires the remaining equity so that it holds all of the Company’s then-outstanding equity interests on or before June 17, 2020. Continuing service is not required for vesting to occur. Because a change in control is not considered probable until a change in control occurs, the Company will not recognize stock compensation expense on this award until such change in control occurs.

In connection with the resignation of the Company’s former chief executive officer, the vesting of 10,000 of his restricted stock units was accelerated, 5,000 in September 2019 and 5,000 in October 2019. The modification of this award resulted in the Company recognizing stock compensation expense for the accelerated vesting of restricted stock units in the period in which the vesting was accelerated.

With the exception of the performance-based award and the acceleration of vesting of restricted stock units discussed above, all restricted stock units granted vest as to 16.67% of the total underlying shares on the six month anniversary of the grant date and as to the balance of the total underlying shares in 30 substantially equal monthly installments, beginning on the seven month anniversary of the grant date, subject to accelerated vesting in the event of a change in control.

The following table summarizes restricted stock unit activity for the years ended December 31, 2019 and 2018:

	Outstanding Restricted Stock Units	Weighted Average Fair Value per Share
January 1, 2018	-	$-
Granted	74,000	5.13
Released	(13,000)	6.04
Canceled	-	-
December 31, 2018	61,000	$4.94
Granted	77,000	3.35
Released	(38,000)	4.09
Cancelled	(43,000)	4.17
December 31, 2019	57,000	$3.57
Balance expected to vest at December 31, 2019	19,000

Under the 2010 Plan, in lieu of paying cash to satisfy withholding taxes due upon the settlement of vested restricted stock units, an employee may elect to have shares of common stock withheld that would otherwise be issued at settlement, the value of which is equal to the amount of withholding taxes payable. During the years ended December 31, 2019 and 2018, approximately 38,000 and 13,000 restricted stock units vested and were settled, respectively, and as a result of employees electing to satisfy applicable withholding taxes by having the Company withhold shares, approximately 26,000 and 9,000 shares of common stock were issued, respectively.

Warrant Activity

The following summarizes warrant activities for the years ended December 31, 2019 and 2018:

	Outstanding Warrants	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)
Outstanding January 1, 2018	72,000	$20.00	0.87
Granted	-	-	-
Exercised	-	-	-
Forfeited	(72,000)	-	-
Outstanding December 31, 2018	-	$-	-

During 2013, the Company issued warrants to purchase an aggregate of 72,000 shares of common stock in connection with a private placement. The fair value of the warrants was approximately $1,379,000 in aggregate and was determined using the Black-Scholes model using the following weighted-average assumptions: risk-free interest rates of 1.06%; dividend yield of 0%; expected volatility of 80.25%; and a term of 5 years. The Company concluded that these warrants qualify as equity instruments and not liabilities. None of these warrants were exercised, and as of December 31, 2018, all outstanding warrants expired. There were no new warrants granted during the year ended December 31, 2019.

Cumulative Convertible Preferred Stock

The Company has authorized 156,000 shares of preferred stock, all of which is designated as Series A Cumulative Convertible Preferred Stock (the “Series A Preferred Stock”), and all of which were issued and outstanding as of December 31, 2019 and 2018.

The Series A Preferred Stock provides for a cumulative annual dividend of $0.10 per share, payable in semi-annual installments in June and December. Dividends may be paid in cash or with shares of common stock. The Company paid approximately $16,000 in cash for payment of dividends in each of the years ended December 31, 2019 and 2018.

The Series A Preferred Stock has no voting rights and has a $1.00 per share liquidation preference over common stock. The registered holder has the right at any time to convert shares of Series A Preferred Stock into that number of shares of common stock that equals the number of shares of Series A Preferred Stock that are surrendered for conversion divided by the conversion rate. At December 31, 2019, the conversion rate was 13.434 and, based on that conversion rate, all outstanding shares of Series A Preferred Stock would have converted into approximately 12,000 shares of common stock. The conversion rate is subject to adjustment in certain events and is established at the time of conversion. There were no conversions during either of the years ended December 31, 2019 and 2018. There is no mandatory conversion term, date or any redemption features associated with the Series A Preferred Stock.